Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2023
Selected Statement of Operations Data [Abstract]
Schedule of Cash and Short Term Bank Deposits	Cash, cash equivalents and short-term bank deposits:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Cash	$2,187	$4,535
Cash equivalents	771	730
Total cash and cash equivalents	$2,958	$5,265

Short-term bank deposits*	$13,464	$12,040
*	The average interest rate on short-term deposits is 6.05% and 4.15%, as of December 31, 2023 and 2022, respectively.

Schedule of Other Current Assets	Other current assets:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Government institutions	$114	$36
Employees	9	31
Interest receivable	344	185
Sundry	71	41
	$538	$293

Schedule of Other Current Liabilities and Accruals	Other current liabilities and accruals:
	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Payroll and related expenses	$814	$840
Government institutions	135	277
Accrued vacation pay	68	64
Accrued expenses and sundry	732	797
	$1,749	$1,978